CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- CONDENSED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Revenues	¥ 113,381	$ 16,180	¥ 93,307	¥ 52,580
Operating expenses
General and administrative	(35,979)	(5,134)	(14,228)	(14,321)
Income before income taxes	18,739	2,674	62,831	2,311
Income tax expense	61	9	162	(14)
Net Income	18,678	2,665	62,669	2,325
Other comprehensive loss
Foreign currency translation difference	172	25	(214)	447
Comprehensive income (loss) attributable to Origin Agritech Limited	20,884	2,980	55,118	(5,818)
Parent Company
Operating expenses
General and administrative	(16,267)	(2,321)	(5,019)	(5,246)
Loss from operations	(16,267)	(2,321)	(5,019)	(5,246)
Equity method loss	36,984	5,278	60,354	(1,004)
Interest expense	(5)	(1)	(3)	(15)
Income before income taxes	20,712	2,956	55,332	(6,265)
Net Income	20,712	2,956	55,332	(6,265)
Other comprehensive loss
Foreign currency translation difference	172	25	(214)	447
Comprehensive income (loss) attributable to Origin Agritech Limited	¥ 20,884	$ 2,981	¥ 55,118	¥ (5,818)